Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 148,180,000
Total Fee Amount	20,463.66
Total Offset Amount	0
Net Fee	$ 20,463.66
Offset Table N/A	N/A